Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events

On July 13, 2026, the Company entered into an SPA with its Former Parent to purchase the shares of a company (the “Second MR SPV”) that is party to a shipbuilding contract with Guangzhou Shipyard International Company Limited and China Shipbuilding Trading Co., Ltd. for the construction of a 47,499 dwt chemical/product oil carrier (the “Second Newbuilding MR Tanker”). The  Second Newbuilding MR Tanker is scheduled for delivery in the third quarter of 2029. The aggregate purchase price for 100% of the shares of the SPV was $6,250 (the “Second MR Consideration”). On August 14, 2026 the SPA was consummated and by that date the Second MR Consideration was fully settled. The Second MR SPV has secured time charter employment for the vessel with Trafigura with a daily rate of $18,750, starting from its delivery and for a firm duration of seven years, with charterer’s option to extend for four additional years. The Second MR SPV has also entered into a lease financing agreement with ABCFL with the same terms as the Newbuilding MR Tanker (see Note 7). The acquisition was approved by a special committee composed of independent and disinterested members of the Company’s board of directors, which obtained a fairness opinion with respect to the consideration paid to acquire the Second MR SPV from an independent financial advisor.

On July 27, 2026, the Company entered into an SPA with its Former Parent to purchase the shares of a company (the “ Third MR SPV”) that is party to a shipbuilding contract with Guangzhou Shipyard International Company Limited and China Shipbuilding Trading Co., Ltd. for the construction of a 47,499 dwt chemical/product oil carrier (the “Third Newbuilding MR Tanker”). The Third Newbuilding MR Tanker is scheduled for delivery in the second quarter of 2029. The aggregate purchase price for 100% of the shares of the Third MR SPV is $6,500 (the “Third MR Consideration”), payable in full at closing, with the transaction expected to close by September 30, 2026, subject to customary closing conditions. In case the Company raises capital through the issuance of any common stock, preferred stock, or other equity interest prior to the closing, the Company shall be obligated to apply 100% of the net cash proceeds of such equity raises directly toward the payment of the Third MR Consideration. Furthermore, the Company may, at its option, settle all or a portion of the purchase price through the issuance of Series G Preferred Shares (see Note 11). The Third MR SPV has secured time charter employment for the vessel with Trafigura with a daily rate of $18,750, starting from its delivery and for a firm duration of seven years, with charterer’s option to extend for four additional years. The Third MR SPV has also entered into a lease financing agreement with ABCFL with the same terms as the Newbuilding MR Tanker (see Note 7). The acquisition was approved by a special committee composed of independent and disinterested members of the Company’s board of directors, which obtained a fairness opinion with respect to the consideration paid to acquire the Third MR SPV from an independent financial advisor. As of the date of these financial statements $300 of the Third MR Consideration has been settled.

The first instalment to the shipyard in respect of each of the Second Newbuilding MR Tanker and the Third Newbuilding MR Tanker, amounting to $6,780 per vessel ($13,560 in aggregate), was settled by the Former Parent, of which 85% was financed under each SPV’s ABCFL facility. The Company assumed the Second MR SPV’s facility upon consummation of the Second Newbuilding SPA and will assume the Third MR SPV’s facility upon consummation of the Third Newbuilding SPA.

In July 2026 the Company sold 973,788 common shares under the Equity Line Purchase Agreement for gross proceeds of $4,236. On July 20, 2026 the Company terminated the Equity Line Purchase Agreement.

In July 2026 the Company also sold 119,721 common shares under the 2026 Equity Line Purchase Agreement for gross proceeds of $276.

On August 5, 2026, the Company entered into an equity distribution agreement, or as they are commonly known, at-the-market offering with B. Riley Securities, Inc. (the “ATM”). Under the ATM the Company may sell up to $25,000 of its common stock with B. Riley Securities, Inc. acting as a sales agent. Since B. Riley Securities, Inc. is acting solely as a sales agent, it has no right to require any common stock sales. No warrants, derivatives, or other share classes were associated with the ATM. The Company has not issued any common shares pursuant to the ATM.